ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF REORGANIZATION OF CONSOLIDATED FINANCIAL STATEMENTS

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Vantage Corp	April 2, 2024	100%	Cayman Islands	Holding Business

Vantage (BVI) Corporation	April 2, 2024	100%	British Virgin Islands	Holding Business

Vantage Shipbrokers Pte. Ltd.	May 12, 2011	100%	Singapore	Ship Broking Services

Vantage Nexus Commercial Brokers Co. L.L.C	June 20, 2023	100%	Dubai	Commercial Brokers

Hado Pte. Ltd.	February 2, 2026	100%	Singapore	IT Services

PJ Marine Singapore Pte. Ltd.	January 2, 2026	100%	Singapore	Ship Broking Services

Peijun Marine Consultant Co., Ltd	January 27, 2026	60%	Hong Kong	Ship Broking Services

PJ Marine Shanghai Co., Ltd	March 23, 2026	60%	PRC	Ship Broking Services